Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 1,599,906	$ 4,073,440
Restricted cash	1,573
Accounts receivable, net	4,860,571	92,755,701
Inventories	5,502,404	3,915,456
Advances to suppliers, net	71,303,444	13,139,128
Prepayment and other current assets, net	3,851,247	2,935,644
Total current assets	87,119,145	116,819,369
NON - CURRENT ASSETS:
Property and equipment, net	379,678	689,361
Intangible assets, net	44,007	55,486
Operating lease right-of-use assets	270,248	492,984
Deferred tax assets	9,734,267	7,172,814
Total non - current assets	10,428,200	8,410,645
TOTAL ASSETS	97,547,345	125,230,014
CURRENT LIABILITIES:
Accounts payable	21,812,072	64,500,197
Accrued expenses and other payables	1,983,145	2,874,126
Advances from customers	30,131,748	4,572,765
Due to related parties	9,427,332	8,087,981
Deferred government grant, current	37,610	36,529
Operating lease liabilities, current	79,736	162,576
Income tax payable	14,510,079	14,285,918
Total current liabilities	77,981,722	94,520,092
NON - CURRENT LIABILITIES:
Operating lease liabilities, non-current	73,596	167,428
Deferred government grant, non-current	59,527	98,784
Total non - current liabilities	133,123	266,212
TOTAL LIABILITIES	78,114,845	94,786,304
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	26,502,856	26,502,856
Statutory reserves	335,696	335,696
Retained earnings	2,304,543	9,743,823
Accumulated other comprehensive loss	(9,736,950)	(6,165,020)
Total shareholders’ equity	19,432,500	30,443,710
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	97,547,345	125,230,014
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	24,255	24,255
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Ordinary Shares	$ 2,100	$ 2,100